UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ];            Amendment Number:
This Amendment (Check only one):        [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Vermillion Asset Management, LLC
Address:     267 Fifth Avenue, 7th Floor
             New York, NY  10016


Form 13F File Number:    28-12729


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Zuech
Title:     Chief Compliance Officer
Phone:     212-683-8816

Signature, Place and Date of Signing:

/s/ Christopher Zuech      New York, NY   February 17, 2009

Report Type (Check only one):

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:         0

Form 13F Information Table Entry Total:    49

Form 13F Information Table Value Total:    $628,710 (thousands)

List of Other Included Managers:           None

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Name of Issuer        Title of Class  Cusip number   Market Value  Amount and Type  Investment   Other         Voting
                                                                     of Security    Discretion   Managers      Authority

Alcoa Inc               COM             013817101     5,630          500000          sole          none         500000
Barrick Gold Corp       COM             067901108     3,236           88000          sole          none          88000
AMETEK Inc              COM             031100100       997           33000          sole          none          33000
Amgen Inc               COM             031162100    31,578          546800          sole          none         546800
Alpha Natural
  Resources Inc         COM             02076X102     1,728          106700          sole          none         106700
Administaff Inc         COM             007094105     3,311          152700          sole          none         152700
Bank of New York
  Mellon Corp/T         COM             064058100     1,536           54200          sole          none          54200
Biolase Technology
 Inc                    COM             090911108       330          221700          sole          none         221700
BRE Properties Inc      CL A            05564E106     1,063           38000          sole          none          38000
Cross Country
  Healthcare Inc        COM             227483104     2,268          257967          sole          none         257967
Cardiome Pharma Corp    NEW             14159U202    18,253         4011600          sole          none        4011600
Dynegy Inc              CL A            26817G102       200          100000          sole          none         100000
Eaton Corp              COM             278058102     6,231          125345          sole          none         125345
iShares MSCI Mexico
  Investable            VEST            464286822       484           15000          sole          none          15000
iShares MSCI Brazil
  Index Fund            AZIL            464286400     2,624           75000          sole          none          75000
Foundation Coal
  Holdings Inc          COM             35039W100       701           50000          sole          none          50000
Fairchild Semiconductor
  Intern                COM             303726103     1,738          355449          sole          none         355449
Freeport-McMoRan
  Copper & Gold         COM             35671D857     1,166           47700          sole          none          47700
Foot Locker Inc         COM             344849104     1,390          189300          sole          none         189300
Fluor Corp              COM             343412102       987           22000          sole          none          22000
General Mills Inc       COM             370334104     2,831           46600          sole          none          46600
Goldman Sachs Group
  Inc/The               COM             38141G104    10,549          125000          sole          none         125000
Halliburton Co          COM             406216101     1,831          100700          sole          none         100700
I-Flow Corp             NEW             449520303     2,789          580963          sole          none         580963
Inverness Medical
  Innovations           COM             46126P106       926           48962          sole          none          48962
International Paper Co  COM             460146103     3,540          300000          sole          none         300000
Johnson & Johnson       COM             478160104    55,139          921600          sole          none         921600
Market Vectors - Coal
  ETF                   ETF             57060U837     3,919          263200          sole          none         263200
Mattel Inc              COM             577081102     3,200          200000          sole          none         200000
Mosaic Co/The           COM             61945A107     1,648           47643          sole          none          47643
Murphy Oil Corp         COM             626717102     3,238           73000          sole          none          73000
National Oilwell Varco
  Inc                   COM             637071101     1,684           68900          sole          none          68900
Novell Inc              COM             670006105       506          130000          sole          none         130000
Oil Services Holders
  Trust                 RCPT            678002106     9,418          127700          sole          none         127700
Petroleo Brasileiro SA  ADR             71654V408     2,207           90100          sole          none          90100
Palomar Medical
  Technologies I        NEW             697529303     2,776          240792          sole          none         240792
Potash Corp of
  Saskatchewan          COM             73755L107     1,940           26500          sole          none          26500
Repros Therapeutics Inc COM             76028H100    19,849         1886760          sole          none        1886760
Sears Holdings Corp     COM             812350106     1,982           51000          sole          none          51000
SPDR Trust Series 1     ER 1            78462F103   387,612         4331347          sole          none        4331347
Seagate Technology      SHS             G7945J104     3,854          870047          sole          none         870047
iShares Barclays 20+
  Year Trea             + YR            464287432    11,314           94800          sole          none          94800
Textron Inc             COM             883203101       735           53000          sole          none          53000
Valero Energy Corp      COM             91913Y100     1,147           53000          sole          none          53000
Wells Fargo & Co        COM             949746101       516           17500          sole          none          17500
Great Wolf Resorts Inc  COM             391523107        21           13600          sole          none          13600
Worthington Industries
  Inc                   COM             981811102     3,857          350000          sole          none         350000
United States Steel
  Corp                  COM             912909108     1,049           28200          sole          none          28200
Energy Select Sector
  SPDR Fund             ERGY            81369Y506     3,182           66600          sole          none          66600



                                                    628,710


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